SHELTON EQUITY INCOME

Portfolio of Investments (Unaudited)

5/31/2021

Security Description	Shares	Value
Common Stock (94.95%)

Basic Materials (5.55%)
Dow Inc(a)	42,800	$2,928,376
DuPont de Nemours Inc(a)	25,000	2,114,750
Freeport-McMoRan Inc(a)	59,200	2,529,024
Linde PLC	8,300	2,494,980
Newmont Corp(a)	10,000	734,800
Sensient Technologies Corp(a)	8,500	737,375
Total Basic Materials		11,539,305

Communications (12.98%)
Alphabet Inc - Class A*	900	2,121,165
Alphabet Inc - Class C*	900	2,170,404
Amazon.com Inc*,(a)	1,100	3,545,377
AT&T Inc(a)	30,000	882,900
Cisco Systems Inc(a)	52,500	2,777,250
Comcast Corp(a)	32,500	1,863,550
Facebook Inc*	11,200	3,681,776
Motorola Solutions Inc(a)	11,300	2,320,003
T-Mobile US Inc*,(a)	15,600	2,206,620
Verizon Communications Inc(a)	54,300	3,067,407
The Walt Disney Co*,(a)	13,300	2,376,045
Total Communications		27,012,497

Consumer, Cyclical (6.21%)
Amerityre Corp*,(a)	20,000,000	1,800,000
Costco Wholesale Corp(a)	5,900	2,231,793
Domino's Pizza Inc(a)	3,000	1,280,610
Ford Motor Co*	120,000	1,743,600
The Home Depot Inc(a)	8,000	2,551,280
Southwest Airlines Co*,(a)	24,300	1,493,478
Target Corp(a)	8,000	1,815,360
Total Consumer, Cyclical		12,916,121

Consumer, Non-Cyclical (14.62%)
Abbott Laboratories	18,200	2,123,030
AbbVie Inc	19,000	2,150,800
AmerisourceBergen Corp	7,000	803,180
Amgen Inc(a)	8,500	2,022,490
Anthem Inc(a)	4,500	1,791,990
Biogen Inc*,(a)	7,300	1,952,604
Boston Scientific Corp*,(a)	55,000	2,340,250
Bristol-Myers Squibb Co(a)	7,500	492,900
Colgate-Palmolive Co	7,400	619,972
Conagra Brands Inc(a)	10,000	381,000
The Estee Lauder Cos Inc(a)	6,400	1,961,728
Gilead Sciences Inc(a)	10,000	661,100
Johnson & Johnson(a)	12,600	2,132,550
Merck & Co Inc(a)	10,000	758,900
Molson Coors Beverage Co*,(a)	38,200	2,227,824
PayPal Holdings Inc*,(a)	5,000	1,300,100
Regeneron Pharmaceuticals Inc*,(a)	3,700	1,858,991
Sprouts Farmers Market Inc*,(a)	110,000	2,926,000
Vertex Pharmaceuticals Inc*,(a)	8,400	1,752,492
Viatris Inc(a)	10,000	152,400
Total Consumer, Non-Cyclical		30,410,301

Energy (7.20%)
BP PLC	52,000	1,363,960
Chevron Corp	40,000	4,151,600
ConocoPhillips	34,300	1,911,882
Exxon Mobil Corp	62,100	3,624,777
Phillips 66(a)	23,000	1,937,060
Royal Dutch Shell PLC(a)	20,000	772,200
Schlumberger NV(a)	39,100	1,225,003
Total Energy		14,986,482

Financial (23.34%)
Banks (11.93%)
Bank of America Corp	90,000	3,815,100
Citigroup Inc	36,300	2,857,173
The Goldman Sachs Group Inc	10,500	3,906,210
JPMorgan Chase & Co	29,100	4,779,384
Morgan Stanley(a)	45,000	4,092,750
SVB Financial Group*,(a)	4,000	2,331,560
US Bancorp(a)	10,000	607,800
Wells Fargo & Co(a)	52,500	2,452,800
		24,842,777
Diversified Financial Service (5.56%)
American Express Co(a)	13,400	2,145,742
Capital One Financial Corp(a)	16,000	2,572,480
The Charles Schwab Corp(a)	30,000	2,215,500
Discover Financial Services(a)	15,000	1,758,900
Mastercard Inc(a)	2,500	901,450
Visa Inc(a)	8,700	1,977,510
		11,571,582
Insurance (2.92%)
Berkshire Hathaway Inc*,(a)	18,700	5,412,528
Principal Financial Group Inc(a)	10,000	653,900
		6,066,428

Real Estate (2.93%)
American Tower Corp(a)	11,800	3,014,428
Public Storage(a)	10,900	3,079,032
		6,093,460

Total Financial		48,574,247

Industrial (12.03%)

Atlas Corp(a)	25,000	347,000
The Boeing Co*,(a)	9,700	2,396,094
Carrier Global Corp(a)	11,000	505,230
Caterpillar Inc	14,200	3,423,336
Deere & Co(a)	6,900	2,491,590
FedEx Corp(a)	8,900	2,801,809
Lockheed Martin Corp(a)	6,700	2,560,740
Masco Corp(a)	30,000	1,809,300
Otis Worldwide Corp(a)	6,000	469,980
Raytheon Technologies Corp(a)	32,700	2,900,817
Union Pacific Corp(a)	16,400	3,685,572
Westrock Co(a)	28,200	1,644,624
Total Industrial		25,036,092

Technology (11.41%)
Adobe Inc*,(a)	3,100	1,564,198
Apple Inc	30,000	3,738,300
Fiserv Inc*,(a)	10,000	1,152,000
Intel Corp	26,000	1,485,120
Intuit Inc(a)	3,000	1,317,270
Microsoft Corp(a)	10,100	2,521,768
NetApp Inc(a)	25,900	2,003,883
NVIDIA Corp(a)	4,900	3,183,922
Oracle Corp(a)	6,500	511,810
QUALCOMM Inc(a)	26,600	3,578,764
salesforce.com Inc*,(a)	8,500	2,023,850
Seagate Technology Holdings PLC(a)	7,000	670,250
Total Technology		23,751,135

Utilities (1.61%)
American Electric Power Co Inc(a)	1,200	103,200
Consolidated Edison Inc	5,000	386,200
Dominion Energy Inc(a)	24,400	1,857,816
Duke Energy Corp(a)	10,000	1,002,200
Total Utilities		3,349,416

Total Common Stock (Cost $159,944,505)		197,575,596

Total Investments (Cost $159,944,505)(b) (94.95%)		$197,575,596
Other Net Assets (5.05%)		10,497,770
Net Assets (100.00%)		$208,073,366

*	Non-income producing security.

(a)	A portion of these shares have been pledged in connection with obligations for options contracts.

(b)	Aggregate cost for federal income tax purpose is $159,055,012.

At May 31, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$41,572,382
Unrealized depreciation	(3,051,798)
Net unrealized appreciation	$38,520,584

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

Written Call Options
	Expiration Date	Contracts	Strike Price	Notional Amount	Value
Abbott Laboratories	6/18/2021	(60)	$120	$720,000	$(4,260)
AbbVie Inc	6/18/2021	(30)	115.00	345,000	(3,780)
Adobe Inc	6/18/2021	(10)	530.00	530,000	(4,630)
American Electric Power Co Inc	6/18/2021	(6)	90.00	54,000	(360)
American Express Co	6/18/2021	(33)	165.00	544,500	(4,356)
American Tower Corp	6/18/2021	(40)	265.00	1,060,000	(5,600)
AmerisourceBergen Corp	6/18/2021	(30)	120.00	360,000	(2,250)
Amgen Inc	6/18/2021	(85)	255.00	2,167,500	(3,825)
Anthem Inc	6/18/2021	(15)	410.00	615,000	(3,810)
Apple Inc	6/18/2021	(100)	132.00	1,320,000	(4,600)
Bank of America Corp	6/18/2021	(100)	44.00	440,000	(2,900)
Berkshire Hathaway Inc	6/18/2021	(30)	300.00	900,000	(2,700)
Biogen Inc	6/18/2021	(25)	300.00	750,000	(53,500)
The Boeing Co	6/18/2021	(16)	270.00	432,000	(2,528)
BP PLC	6/18/2021	(100)	27.50	275,000	(2,100)
Bristol-Myers Squibb Co	6/18/2021	(25)	70.00	175,000	(225)
Capital One Financial Corp	6/18/2021	(40)	160.00	640,000	(18,400)
Caterpillar Inc	6/18/2021	(30)	255.00	765,000	(3,210)
Chevron Corp	6/18/2021	(70)	110.00	770,000	(3,010)
Cisco Systems Inc	6/18/2021	(125)	55.00	687,500	(2,250)
Citigroup Inc	6/18/2021	(63)	80.00	504,000	(7,245)
Colgate-Palmolive Co	6/18/2021	(24)	87.50	210,000	(1,200)
Comcast Corp	6/18/2021	(110)	59.00	649,000	(5,500)
Conagra Brands Inc	6/18/2021	(30)	40.00	120,000	(1,590)
ConocoPhillips	6/18/2021	(43)	60.00	258,000	(1,591)
Costco Wholesale Corp	6/18/2021	(19)	400.00	760,000	(1,330)
Discover Financial Services	6/18/2021	(40)	120.00	480,000	(7,760)
Dominion Energy Inc	6/18/2021	(44)	77.50	341,000	(1,540)
Domino's Pizza Inc	6/18/2021	(10)	440.00	440,000	(3,190)
Dow Inc	6/18/2021	(28)	70.00	196,000	(2,576)
Duke Energy Corp	6/18/2021	(50)	105.00	525,000	(3,750)
DuPont de Nemours Inc	6/18/2021	(50)	87.50	437,500	(2,500)
The Estee Lauder Cos Inc	6/18/2021	(20)	320.00	640,000	(1,900)
Facebook Inc	6/18/2021	(30)	345.00	1,035,000	(6,060)
Ford Motor Co	6/18/2021	(200)	14.00	280,000	(17,600)
Freeport-McMoRan Inc	6/18/2021	(192)	45.00	864,000	(17,472)
salesforce.com Inc	6/18/2021	(30)	240.00	720,000	(14,100)
The Walt Disney Co	6/18/2021	(45)	185.00	832,500	(6,165)
Total Written Call Options				$22,842,500	$(231,363)
(Premiums Received $534,909)